Prepaid Expenses	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses
6.	Prepaid Expenses
Prepaid expenses consisted of the following:

	December 31, 2021	December 31, 2020
Prepaid clinical expenses	$3,269	$5,151
Prepaid insurance expense	1,399	206
Other	2,408	1,219

	$7,076	$6,576